Supplementary Cash Flow Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Supplementary cash flow information:
Cash paid for interest	$ 317,554,000	$ 353,381,000
Cash paid for income taxes, net of tax refund	372,711,000	521,791,000
Tax Benefit From Stock Options Exercised 1	13,859,000	6,495,000
Supplemental disclosures of cash flow information, details for acquisitions:
Acquisition purchase price allocation assets acquired	(159,535,000)	(1,350,681,000)
Acquisition purchase price allocation liabilities assumed	(35,233,000)	(364,086,000)
Noncontrolling interest subject to put provisions	(8,358,000)	(3,558,000)
Noncontrolling interest	(956,000)	(97,209,000)
Acquisition purchase price allocation notes payable and long term debt	(49,324,000)	(11,608,000)
Cash paid	(65,664,000)	(874,220,000)
Less cash acquired	3,316,000	92,580,000
Net cash paid for acquisitions	(62,348,000)	(781,640,000)
Cash Paid For Investments	(78,372,000)	(258,146,000)
Cash paid for intangible assets	(24,974,000)	(8,925,000)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	$ (165,694,000)	$ (1,048,711,000)